UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Brian Curley, Ultimus Fund Solutions, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Absolute Capital Asset Allocator Fund

Class A (AAMAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$68,242,741
Number of Portfolio Holdings	27
Advisory Fee	$322,114
Portfolio Turnover	16%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core Dividend ETF	7.6%
Vanguard S&P 500 Growth ETF	6.9%
United States Treasury Bill, 3.630%, 06/04/26	6.8%
State Street SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Communication Services ETF	5.5%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard FTSE All-World ex-US ETF	4.5%
State Street SPDR Portfolio S&P 500 ETF	4.5%
Goldman Sachs Group, Inc. (The)	3.6%
Quanta Services, Inc.	3.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	2.2%
Communications	2.2%
Technology	2.7%
Fixed Income	2.6%
Industrials	3.0%
U.S. Treasury Obligations	6.8%
Financials	7.1%
Money Market Funds	14.4%
Equity	59.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund’s website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Absolute Capital Asset Allocator Fund

Class A (AAMAX)

TSR-SAR 033126-AAMAX

Absolute Capital Asset Allocator Fund

Institutional Class (AAMIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$68,242,741
Number of Portfolio Holdings	27
Advisory Fee	$322,114
Portfolio Turnover	16%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core Dividend ETF	7.6%
Vanguard S&P 500 Growth ETF	6.9%
United States Treasury Bill, 3.630%, 06/04/26	6.8%
State Street SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Communication Services ETF	5.5%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard FTSE All-World ex-US ETF	4.5%
State Street SPDR Portfolio S&P 500 ETF	4.5%
Goldman Sachs Group, Inc. (The)	3.6%
Quanta Services, Inc.	3.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	2.2%
Communications	2.2%
Technology	2.7%
Fixed Income	2.6%
Industrials	3.0%
U.S. Treasury Obligations	6.8%
Financials	7.1%
Money Market Funds	14.4%
Equity	59.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund’s website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Absolute Capital Asset Allocator Fund

Institutional Class (AAMIX)

TSR-SAR 033126-AAMIX

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	2.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$68,242,741
Number of Portfolio Holdings	27
Advisory Fee	$322,114
Portfolio Turnover	16%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core Dividend ETF	7.6%
Vanguard S&P 500 Growth ETF	6.9%
United States Treasury Bill, 3.630%, 06/04/26	6.8%
State Street SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Communication Services ETF	5.5%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard FTSE All-World ex-US ETF	4.5%
State Street SPDR Portfolio S&P 500 ETF	4.5%
Goldman Sachs Group, Inc. (The)	3.6%
Quanta Services, Inc.	3.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	2.2%
Communications	2.2%
Technology	2.7%
Fixed Income	2.6%
Industrials	3.0%
U.S. Treasury Obligations	6.8%
Financials	7.1%
Money Market Funds	14.4%
Equity	59.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund’s website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX)

TSR-SAR 033126-AAMCX

Absolute Capital Defender Fund

Class A (ACMAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,278,804
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$120,391
Portfolio Turnover	18%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 1500 Value Tilt ETF	10.6%
iShares Core Dividend ETF	9.2%
iShares Morningstar Value ETF	9.0%
United States Treasury Bill, 3.630%, 06/04/26	7.8%
United States Treasury Note, 3.875%, 12/31/27	6.8%
Invesco S&P 500 Revenue ETF	5.3%
Vanguard FTSE All-World ex-US ETF	3.5%
Goldman Sachs Group, Inc. (The)	3.5%
Vanguard Consumer Staples ETF	3.5%
Vanguard Communication Services ETF	3.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	1.3%
Technology	1.6%
Consumer Staples	1.7%
Fixed Income	2.6%
Financials	6.0%
U.S. Treasury Obligations	17.0%
Money Market Funds	17.4%
Equity	52.4%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's Class A shares was increased from 1.99% to 2.04% of the Fund's average daily net assets.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund’s website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Absolute Capital Defender Fund

Class A (ACMAX)

TSR-SAR 033126-ACMAX

Absolute Capital Defender Fund

Institutional Class (ACMIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,278,804
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$120,391
Portfolio Turnover	18%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 1500 Value Tilt ETF	10.6%
iShares Core Dividend ETF	9.2%
iShares Morningstar Value ETF	9.0%
United States Treasury Bill, 3.630%, 06/04/26	7.8%
United States Treasury Note, 3.875%, 12/31/27	6.8%
Invesco S&P 500 Revenue ETF	5.3%
Vanguard FTSE All-World ex-US ETF	3.5%
Goldman Sachs Group, Inc. (The)	3.5%
Vanguard Consumer Staples ETF	3.5%
Vanguard Communication Services ETF	3.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	1.3%
Technology	1.6%
Consumer Staples	1.7%
Fixed Income	2.6%
Financials	6.0%
U.S. Treasury Obligations	17.0%
Money Market Funds	17.4%
Equity	52.4%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's Institutional Class shares was increased from 1.74% to 1.79% of the Fund's average daily net assets.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund’s website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Absolute Capital Defender Fund

Institutional Class (ACMIX)

TSR-SAR 033126-ACMIX

Absolute Capital Defender Fund

Investor Class (ACMDX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	2.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,278,804
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$120,391
Portfolio Turnover	18%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 1500 Value Tilt ETF	10.6%
iShares Core Dividend ETF	9.2%
iShares Morningstar Value ETF	9.0%
United States Treasury Bill, 3.630%, 06/04/26	7.8%
United States Treasury Note, 3.875%, 12/31/27	6.8%
Invesco S&P 500 Revenue ETF	5.3%
Vanguard FTSE All-World ex-US ETF	3.5%
Goldman Sachs Group, Inc. (The)	3.5%
Vanguard Consumer Staples ETF	3.5%
Vanguard Communication Services ETF	3.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	1.3%
Technology	1.6%
Consumer Staples	1.7%
Fixed Income	2.6%
Financials	6.0%
U.S. Treasury Obligations	17.0%
Money Market Funds	17.4%
Equity	52.4%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's Investor Class shares was increased from 2.74% to 2.79% of the Fund's average daily net assets.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund’s website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

Absolute Capital Defender Fund

Investor Class (ACMDX)

TSR-SAR 033126-ACMDX

The Teberg Fund

No-Load Class (TEBRX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$92	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$93,412,602
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$462,243
Portfolio Turnover	24%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	14.5%
iShares Semiconductor ETF	9.8%
Berkshire Hathaway, Inc.	7.7%
Invesco Dow Jones Industrial Average Dividend ETF	4.6%
VanEck Semiconductor ETF	4.4%
Invesco PHLX Semiconductor ETF	4.4%
State Street SPDR Dow Jones Industrial Average ETF	4.2%
State Street SPDR S&P 500 ETF Trust	4.2%
iShares Morningstar Value ETF	4.1%
State Street SPDR Portfolio S&P 500 ETF	4.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.2%
Fixed Income	3.2%
Financials	7.7%
Technology	10.1%
Equity	76.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's No-Load Class shares was increased from 1.75% to 1.84% of the Fund's average daily net assets.

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

Additional information is available on the Fund’s website (www.abscapfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

The Teberg Fund

No-Load Class (TEBRX)

TSR-SAR 033126-TEBRX

The Teberg Fund

Investor Class (ABSTX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$139	2.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$93,412,602
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$462,243
Portfolio Turnover	24%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	14.5%
iShares Semiconductor ETF	9.8%
Berkshire Hathaway, Inc.	7.7%
Invesco Dow Jones Industrial Average Dividend ETF	4.6%
VanEck Semiconductor ETF	4.4%
Invesco PHLX Semiconductor ETF	4.4%
State Street SPDR Dow Jones Industrial Average ETF	4.2%
State Street SPDR S&P 500 ETF Trust	4.2%
iShares Morningstar Value ETF	4.1%
State Street SPDR Portfolio S&P 500 ETF	4.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.2%
Fixed Income	3.2%
Financials	7.7%
Technology	10.1%
Equity	76.7%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's Investor Class shares was increased from 2.74% to 2.79% of the Fund's average daily net assets.

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

Additional information is available on the Fund’s website (www.abscapfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

The Teberg Fund

Investor Class (ABSTX)

TSR-SAR 033126-ABSTX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Semi-Annual Financial Statements
& Additional Information
March 31, 2026

Absolute Capital Asset Allocator Fund
Class A Shares (AAMAX)
Institutional Class Shares (AAMIX)
Investor Class Shares (AAMCX)

Absolute Capital Defender Fund
Class A Shares (ACMAX)
Institutional Class Shares (ACMIX)
Investor Class Shares (ACMDX)

The Teberg Fund
No-Load Shares (TEBRX)
Investor Shares (ABSTX)

1-877-594-1249
www.abscapfunds.com

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 17.2%
	BANKING - 1.3%
3,000	JPMorgan Chase & Company	$882,480

	ENGINEERING & CONSTRUCTION - 3.0%
3,700	Quanta Services, Inc.	2,031,374

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
2,900	Goldman Sachs Group, Inc. (The)	2,453,371

	INSURANCE - 2.2%
3,100	Berkshire Hathaway, Inc., Class B(a)	1,485,520

	INTERNET MEDIA & SERVICES - 2.2%
16,000	Netflix, Inc.(a)	1,538,400

	RETAIL - CONSUMER STAPLES - 2.2%
1,500	Costco Wholesale Corporation	1,494,645

	SOFTWARE - 0.8%
1,400	Microsoft Corporation	518,238

	TECHNOLOGY SERVICES - 1.9%
4,300	Visa, Inc., Class A	1,299,632

	TOTAL COMMON STOCKS (Cost $9,078,304)	11,703,660

	EXCHANGE-TRADED FUNDS — 61.6%
	EQUITY - 59.0%
45,000	Franklin International Core Dividend Tilt Index ETF	1,791,450
28,000	Invesco Dow Jones Industrial Average Dividend ETF	1,672,720
96,600	iShares Core Dividend ETF	5,211,570
15,400	iShares Morningstar Growth ETF	1,470,392
14,400	iShares Morningstar Value ETF	1,341,216

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.6% (Continued)
	EQUITY - 59.0% (Continued)
12,300	SPDR S&P Biotech ETF	$1,571,079
5,200	State Street Industrial Select Sector SPDR ETF	840,996
40,000	State Street SPDR Portfolio S&P 500 ETF	3,061,600
20,700	State Street SPDR S&P 1500 Value Tilt ETF	4,450,012
26,000	State Street Technology Select Sector SPDR ETF	3,455,400
20,800	Vanguard Communication Services ETF	3,740,672
7,000	Vanguard Consumer Staples ETF	1,572,130
41,100	Vanguard FTSE All-World ex-US ETF	3,086,610
7,700	Vanguard International High Dividend Yield ETF	725,648
15,600	Vanguard Russell 2000 ETF	1,562,652
11,500	Vanguard S&P 500 Growth ETF	4,688,435
		40,242,582
	FIXED INCOME - 2.6%
36,100	Janus Henderson AAA CLO ETF	1,818,357

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,372,110)	42,060,939

	SHORT-TERM INVESTMENTS — 21.2%
	MONEY MARKET FUNDS - 14.4%
9,788,828	First American Government Obligations Fund, Class X, 3.58%(b)	9,788,828

Principal
Amount ($)		Yield (%)	Maturity
	U.S. TREASURY BILLS — 6.8%
4,700,000	United States Treasury Bill	3.63	06/04/26	4,669,826

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,459,041)			14,458,654

	TOTAL INVESTMENTS - 100.0% (Cost $60,909,455)			$68,223,253
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)			19,488
	NET ASSETS - 100.0%			$68,242,741

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 10.6%
	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
1,200	Goldman Sachs Group, Inc. (The)	$1,015,188

	INSURANCE - 2.5%
1,500	Berkshire Hathaway, Inc., Class B(a)	718,800

	INTERNET MEDIA & SERVICES - 1.3%
4,000	Netflix, Inc.(a)	384,600

	RETAIL - CONSUMER STAPLES - 1.7%
500	Costco Wholesale Corporation	498,215

	SOFTWARE - 1.6%
1,300	Microsoft Corporation	481,221

	TOTAL COMMON STOCKS (Cost $2,515,243)	3,098,024

	EXCHANGE-TRADED FUNDS — 55.0%
	EQUITY - 52.4%
10,000	Invesco Dow Jones Industrial Average Dividend ETF	597,400
13,500	Invesco S&P 500 Revenue ETF	1,551,285
50,000	iShares Core Dividend ETF	2,697,500
14,000	iShares Currency Hedged MSCI EAFE ETF	594,930
28,400	iShares Morningstar Value ETF	2,645,176
1,800	State Street Industrial Select Sector SPDR ETF	291,114
7,900	State Street SPDR Portfolio S&P 500 ETF	604,666
14,500	State Street SPDR S&P 1500 Value Tilt ETF	3,117,158
5,000	Vanguard Communication Services ETF	899,200
4,500	Vanguard Consumer Staples ETF	1,010,655
13,700	Vanguard FTSE All-World ex-US ETF	1,028,870
3,100	Vanguard International High Dividend Yield ETF	292,144
		15,330,098

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.0% (Continued)
	FIXED INCOME - 2.6%
15,000	Janus Henderson AAA CLO ETF	$755,550

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,056,493)	16,085,648

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.2%
	U.S. TREASURY NOTES — 9.2%
700,000	United States Treasury Note	4.3750	12/15/26	702,993
2,000,000	United States Treasury Note	3.8750	12/31/27	2,001,484
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,698,193)			2,704,477

Shares
SHORT-TERM INVESTMENTS — 25.2%
MONEY MARKET FUNDS - 17.4%
5,095,653	First American Government Obligations Fund, Class X, 3.58%(b)	5,095,653

Principal
Amount ($)		Yield (%)
	U.S. TREASURY BILLS — 7.8%
2,300,000	United States Treasury Bill	3.63	06/04/26	2,285,234

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,381,076)			7,380,887

	TOTAL INVESTMENTS - 100.0% (Cost $26,651,005)			$29,269,036
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)			9,768
	NET ASSETS - 100.0%			$29,278,804

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 17.8%
	INSURANCE - 7.7%
10	Berkshire Hathaway, Inc., Class A(a)	$7,181,400

	SEMICONDUCTORS - 9.6%
1,900	Advanced Micro Devices, Inc.(a)	386,517
1,480	Analog Devices, Inc.	470,847
1,570	Applied Materials, Inc.	536,610
410	ASML Holding N.V. - ADR	541,540
2,280	Broadcom, Inc.	705,683
9,930	Intel Corporation(a)	438,211
350	KLA Corporation	515,344
2,530	Lam Research Corporation	540,560
2,200	Marvell Technology, Inc.	217,910
1,440	Microchip Technology, Inc.	93,038
1,510	Micron Technology, Inc.	510,139
110	Monolithic Power Systems, Inc.	120,269
10,450	NVIDIA Corporation	1,822,480
620	NXP Semiconductors N.V.	122,053
2,430	QUALCOMM, Inc.	312,935
3,270	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,105,097
420	Teradyne, Inc.	124,513
2,420	Texas Instruments, Inc.	469,819
		9,033,565
	SOFTWARE - 0.5%
810	Cadence Design Systems, Inc.(a)	225,075
580	Synopsys, Inc.(a)	229,958
		455,033

	TOTAL COMMON STOCKS (Cost $14,306,733)	16,669,998

	EXCHANGE-TRADED FUNDS — 78.1%
	EQUITY - 74.9%
72,100	Invesco Dow Jones Industrial Average Dividend ETF	4,307,254
67,900	Invesco PHLX Semiconductor ETF	4,053,630

See accompanying notes to financial statements.

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.1% (Continued)
	EQUITY - 74.9% (Continued)
23,450	Invesco QQQ Trust Series 1 ETF	$13,534,871
19,600	iShares Core Dividend ETF	1,057,420
18,999	iShares Core S&P Small-Cap ETF	2,361,766
41,100	iShares Morningstar Value ETF	3,828,054
8,674	iShares Russell 2000 ETF	2,151,152
27,850	iShares Semiconductor ETF	9,153,181
5,000	iShares U.S. Aerospace & Defense ETF	1,093,750
9,500	iShares U.S. Home Construction ETF	860,225
59,900	State Street Financial Select Sector SPDR ETF	2,957,263
8,500	State Street SPDR Dow Jones Industrial Average ETF	3,937,115
49,300	State Street SPDR Portfolio S&P 500 ETF	3,773,422
6,020	State Street SPDR S&P 500 ETF Trust	3,915,047
10,900	State Street SPDR S&P 1500 Value Tilt ETF	2,343,243
31,900	State Street SPDR S&P Regional Banking ETF	2,078,285
15,600	State Street Technology Select Sector SPDR ETF	2,073,240
10,684	VanEck Semiconductor ETF	4,096,245
18,700	Vanguard FTSE All-World ex-US ETF	1,404,370
3,000	Vanguard Total Stock Market ETF	962,430
		69,941,963
	FIXED INCOME - 3.2%
25,200	Vanguard Short-Term Corporate Bond ETF	1,997,604
17,100	Vanguard Short-Term Treasury ETF	1,001,034
		2,998,638

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,681,955)	72,940,601

	EXCHANGE-TRADED NOTES — 1.8%
	EQUITY - 1.8%
28,100	MicroSectors FANG+ ETNs (Cost $1,993,534) (a)	1,675,041

See accompanying notes to financial statements.

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
2,038,886	First American Government Obligations Fund, Class X, 3.58% (Cost $2,038,886)(b)	$2,038,886

	TOTAL INVESTMENTS - 99.9% (Cost $66,021,108)	$93,324,526
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	88,076
	NET ASSETS - 100.0%	$93,412,602

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

Absolute Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2026

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund	The Teberg Fund
ASSETS
Investment securities, at cost	$60,909,455	$26,651,005	$66,021,108
Investment securities, at value	$68,223,253	$29,269,036	$93,324,526
Receivable for Fund shares sold	132,743	8,917	258,876
Dividends and interest receivable	27,563	44,069	39,928
Prepaid expenses and other assets	29,834	25,435	14,515
TOTAL ASSETS	68,413,393	29,347,457	93,637,845

LIABILITIES
Fund shares redeemed	214	—	2,894
Payable to Advisor	53,248	20,182	90,666
Distribution fees (12b-1) payable	54,361	18,472	49,311
Payable to Related Parties	31,474	687	41,242
Accrued expenses and other liabilities	31,355	29,312	41,130
TOTAL LIABILITIES	170,652	68,653	225,243
NET ASSETS	$68,242,741	$29,278,804	$93,412,602

Net Assets Consist Of:
Paid in capital	$61,481,686	$26,363,358	$53,625,687
Accumulated earnings	6,761,055	2,915,446	39,786,915
NET ASSETS	$68,242,741	$29,278,804	$93,412,602

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,708,897	$2,637,394	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	222,429	225,444	—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.18	$11.70	$—
Maximum offering price per share (maximum sales charge of 5.75%)	$12.92	$12.41	$—
Institutional Class Shares:
Net Assets	$1,876,875	$5,427,635	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	153,209	464,525	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.25	$11.68	$—
Investor Class Shares:
Net Assets	$63,656,969	$21,213,775	$47,713,827
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,652,411	1,952,201	1,701,242
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.26	$10.87	$28.05
No-Load Class Shares:
Net Assets	$—	$—	$45,698,775
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	—	—	1,600,931
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$—	$28.55

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2026

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund	The Teberg Fund
INVESTMENT INCOME
Dividends*	$410,331	$180,116	$361,528
Interest	188,614	177,354	73,220
TOTAL INVESTMENT INCOME	598,945	357,470	434,748

EXPENSES
Investment advisory fees	322,114	141,017	527,454
Distribution (12b-1) fees:
Class A	3,601	3,423	—
Investor Class	296,467	99,332	184,388
No-Load Class	—	—	59,394
Administrative services fees	51,923	29,155	54,453
Registration fees	18,213	14,755	37,273
Transfer agent fees	22,110	4,785	26,970
Accounting services fees	19,812	14,909	18,532
Trustees fees and expenses	11,752	15,798	11,493
Legal fees	11,469	12,365	14,618
Third party administrative servicing fees	8,633	8,681	19,238
Audit fees	11,504	10,413	12,878
Compliance officer fees	8,642	3,964	16,552
Printing and postage expenses	11,443	4,363	6,989
Custodian fees	4,116	2,877	10,953
Insurance expense	1,838	1,711	1,121
Other expenses	3,699	3,932	2,081
TOTAL EXPENSES	807,336	371,480	1,004,387

Less: Fees waived by the Advisor	—	(20,626)	(65,211)
NET EXPENSES	807,336	350,854	939,176

NET INVESTMENT INCOME/(LOSS)	(208,391)	6,616	(504,428)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss)	(138,534)	633,157	13,348,521

Net change in unrealized depreciation	(598,160)	(654,130)	(11,303,819)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(736,694)	(20,973)	2,044,702

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(945,085)	$(14,357)	$1,540,274

*	Includes withholding tax of $868 for the Teberg Fund.

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital		Absolute Capital
	Asset Allocator Fund		Defender Fund		The Teberg Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2026	September 30,	March 31, 2026	September 30,	March 31, 2026	September 30,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS
Net investment income/(loss)	$(208,391)	$(245,922)	$6,616	$22,520	$(504,428)	$(391,319)
Net realized gain/(loss) from investments	(138,534)	1,549,908	633,157	578,177	13,348,521	79,553
Distributions received from underlying investment companies	—	—	—	—	—	25,440
Net change in unrealized appreciation/(depreciation) on investments	(598,160)	4,290,612	(654,130)	1,563,180	(11,303,819)	8,765,135
Net increase/(decrease) in net assets resulting from operations	(945,085)	5,594,598	(14,357)	2,163,877	1,540,274	8,478,809

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(59,704)	(100,826)	(79,652)	(139,988)	—	—
Institutional Class	(47,021)	(98,437)	(181,065)	(208,849)	—	—
Investor Class	(1,374,142)	(1,551,660)	(615,580)	(581,661)	(43,770)	(142,194)
No-Load Class	—	—	—	—	(55,818)	(695,592)
Net decrease in net assets from distributions to shareholders	(1,480,867)	(1,750,923)	(876,297)	(930,498)	(99,588)	(837,786)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	29,972	131,324	26,256	261,221	—	—
Institutional Class	35,459	1,697,798	552,564	5,109,310	—	—
Investor Class	14,511,547	17,095,877	4,308,797	5,187,433	24,251,942	19,833,475
No-Load Class	—	—	—	—	1,001,663	1,217,660
Net asset value of shares issued in reinvestment of distributions:
Class A	59,696	100,816	79,652	139,844	—	—
Institutional Class	47,022	98,437	181,065	208,849	—	—
Investor Class	1,363,793	1,545,534	602,029	575,934	43,769	142,194
No-Load Class	—	—	—	—	55,509	691,616
Payments for shares redeemed
Class A	(404,647)	(393,355)	(561,462)	(1,099,938)	—	—
Institutional Class	(824,808)	(2,198,153)	(770,051)	(5,119,950)	—	—
Investor Class	(5,039,603)	(8,933,520)	(1,977,875)	(4,702,444)	(3,687,000)	(805,899)
No-Load Class	—	—	—	—	(3,040,045)	(3,563,337)
Net increase in net assets from capital share transactions	9,778,431	9,144,758	2,440,975	560,259	18,625,838	17,515,709

TOTAL INCREASE IN NET ASSETS	7,352,479	12,988,433	1,550,321	1,793,638	20,066,524	25,156,732

NET ASSETS
Beginning of Year/Period	60,890,262	47,901,829	27,728,483	25,934,845	73,346,078	48,189,346
End of Year/Period	$68,242,741	$60,890,262	$29,278,804	$27,728,483	$93,412,602	$73,346,078

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	2,389	11,124	2,169	23,033	—	—
Shares Reinvested	4,791	8,624	6,762	12,486	—	—
Shares Redeemed	(31,958)	(34,478)	(47,087)	(99,098)	—	—
Net decrease in shares outstanding	(24,778)	(14,730)	(38,156)	(63,579)	—	—

Institutional Class
Shares Sold	2,811	140,371	45,946	438,310	—	—
Shares Reinvested	3,753	8,399	15,397	18,681	—	—
Shares Redeemed	(64,932)	(182,347)	(64,418)	(440,448)	—	—
Net increase/(decrease) in shares outstanding	(58,368)	(33,577)	(3,075)	16,543	—	—

Investor Class
Shares Sold	1,250,371	1,548,260	387,387	488,162	843,470	801,375
Shares Reinvested	118,077	141,403	54,930	54,695	1,532	5,743
Shares Redeemed	(433,749)	(814,763)	(176,969)	(444,308)	(128,875)	(33,125)
Net increase in shares outstanding	934,699	874,900	265,348	98,549	716,127	773,993

No-Load Class
Shares Sold	—	—	—	—	34,576	48,900
Shares Reinvested	—	—	—	—	1,913	27,773
Shares Redeemed	—	—	—	—	(104,390)	(143,082)
Net decrease in shares outstanding	—	—	—	—	(67,901)	(66,409)

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Class A
	Six Months Ended
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net Asset Value, Beginning of Year/Period	$12.56		$11.64	$9.82		$9.02		$11.71		$10.10

Activity from investment operations:
Net investment income/(loss) (1,6)	—	(9)	0.02	0.04		0.03		(0.03)		(0.02)
Net realized and unrealized gain/(loss) on investments	(0.10)		1.29	1.78		0.77		(1.67)		1.63
Total from investment operations	(0.10)		1.31	1.82		0.80		(1.70)		1.61

Less distributions from:
Net realized gains	(0.28)		(0.39)	—		—		(0.99)		—

Net Asset Value, End of Year/Period	$12.18		$12.56	$11.64		$9.82		$9.02		$11.71
Total Return (2)	(0.88	)% (8)	11.50%	18.53%		8.87%		(16.36)%		15.94%
Net Assets, At End of Year/Period (000s)	$2,709		$3,106	$3,049		$6,687		$6,554		$10,226

Ratio of gross expenses to average net assets (5)	1.83	% (7)	1.76%	1.82	% (3)	1.93	% (3)	2.07	% (4)	2.02	% (4)
Ratio of net expenses to average net assets (5)	1.83	% (7)	1.76%	1.94%		1.95%		1.95%		1.95%
Ratio of net investment income/(loss) to average net assets (5,6)	(0.01	)% (7)	0.16%	0.38%		0.32%		(0.23)%		(0.21)%
Portfolio Turnover Rate	16	% (8)	78%	207%		159%		228%		219%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Amount represents less than $0.005.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Institutional Class
	Six Months Ended
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net Asset Value, Beginning of Year/Period	$12.62		$11.66	$9.82		$9.02		$11.71		$10.10

Activity from investment operations:
Net investment income (1,7)	0.01		0.05	0.11		0.16		0.11		0.15
Net realized and unrealized gain/(loss) on investments	(0.10)		1.30	1.73		0.64		(1.81)		1.46
Total from investment operations	(0.09)		1.35	1.84		0.80		(1.70)		1.61

Less distributions from:
Net realized gains	(0.28)		(0.39)	—		—		(0.99)		—

Net Asset Value, End of Year/Period	$12.25		$12.62	$11.66		$9.82		$9.02		$11.71
Total Return (2)	(0.80	)% (9)	11.83%	18.74%		8.87%		(16.36)%		15.94%
Net Assets, At End of Year/Period (000s)	$1,877		$2,671	$2,859		$12.62	(3)	$11.59	(3)	$13.85	(3)

Ratio of gross expenses to average net assets (6)	1.58	% (8)	1.51%	1.54	% (4)	1.68	% (4)	1.82	% (5)	1.77	% (5)
Ratio of net expenses to average net assets (6)	1.58	% (8)	1.51%	1.54%		1.70%		1.70%		1.70%
Ratio of net investment income to average net assets (6,7)	0.20	% (8)	0.40%	0.97%		0.57%		0.02%		0.04%
Portfolio Turnover Rate	16	% (9)	78%	207%		159%		228%		219%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset value.

(4)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Investor Class
	Six Months Ended
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net Asset Value, Beginning of Year/Period	$11.68		$10.93	$9.29		$8.60		$11.28		$9.81

Activity from investment operations:
Net investment loss (1,6)	(0.04)		(0.06)	(0.03)		(0.04)		(0.10)		(0.11)
Net realized and unrealized gain/(loss) on investments	(0.10)		1.20	1.67		0.73		(1.59)		1.58
Total from investment operations	(0.14)		1.14	1.64		0.69		(1.69)		1.47

Less distributions from:
Net realized gains	(0.28)		(0.39)	—		—		(0.99)		—

Net Asset Value, End of Year/Period	$11.26		$11.68	$10.93		$9.29		$8.60		$11.28
Total Return (2)	(1.30	)% (8)	10.67%	17.65%		8.02%		(16.93)%		14.98%
Net Assets, At End of Year/Period (000s)	$63,657		$55,114	$41,994		$30,254		$21,815		$20,931

Ratio of gross expenses to average net assets (5)	2.57	% (7)	2.51%	2.56	% (3)	2.67	% (3)	2.81	% (4)	2.78	% (4)
Ratio of net expenses to average net assets (5)	2.57	% (7)	2.51%	2.69%		2.70%		2.70%		2.70%
Ratio of net investment loss to average net assets (5,6)	(0.71	)% (7)	(0.57)%	(0.31)%		(0.40)%		(0.94)%		(0.96)%
Portfolio Turnover Rate	16	% (8)	78%	207%		159%		228%		219%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Class A
	Six Months Ended
	March 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net Asset Value, Beginning of Year/Period	$12.02		$11.43	$9.88	$9.28	$11.48	$10.09

Activity from investment operations:
Net investment income/(loss) (1,5)	0.03		0.06	0.13	0.07	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments & securities sold short	0.01		0.96	1.42	0.53	(1.16)	1.40
Total from investment operations	0.04		1.02	1.55	0.60	(1.19)	1.39

Less distributions from:
Net investment income	—		(0.12)	—	—	—	—
Net realized gains	(0.36)		(0.31)	—	—	(1.01)	—
Total distributions	(0.36)		(0.43)	—	—	(1.01)	—

Net Asset Value, End of Year/Period	$11.70		$12.02	$11.43	$9.88	$9.28	$11.48
Total Return (2)	0.32	% (7)	9.21%	15.69%	6.47%	(11.84)%	13.78%
Net Assets, At End of Year/Period (000s)	$2,637		$3,168	$3,740	$9,908	$10,736	$11,917

Ratio of gross expenses to average net assets (3,4)	2.14	% (6)	2.10%	2.13%	2.12%	2.17%	2.20%
Ratio of net expenses to average net assets (4)	2.00	% (6)	1.97%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets (4,5)	0.49	% (6)	0.54%	1.26%	0.75%	(0.32)%	(0.09)%
Portfolio Turnover Rate	18	% (7)	78%	207%	170%	263%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Institutional Class
	Six Months Ended
	March 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net Asset Value, Beginning of Year/Period	$12.02		$11.44	$9.88	$9.28	$11.48	$10.09

Activity from investment operations:
Net investment income (1,6)	0.05		0.09	0.16	0.14	0.10	0.15
Net realized and unrealized gain/(loss) on investments & securities sold short	—	(9)	0.96	1.40	0.46	(1.29)	1.24
Total from investment operations	0.05		1.05	1.56	0.60	(1.19)	1.39

Less distributions from:
Net investment income	(0.03)		(0.16)	—	—	—	—
Net realized gains	(0.36)		(0.31)	—	—	(1.01)	—
Total distributions	(0.39)		(0.47)	—	—	(1.01)	—

Net Asset Value, End of Year/Period	$11.68		$12.02	$11.44	$9.88	$9.28	$11.48
Total Return (2)	0.41	% (8)	9.51%	15.79%	6.47%	(11.84)%	13.78%
Net Assets, At End of Year/Period (000s)	$5,428		$5,620	$5,162	$11.99 (3)	$11.27 (3)	$12.78 (3)

Ratio of gross expenses to average net assets (4,5)	1.90	% (7)	1.85%	1.92%	1.87%	1.92%	1.95%
Ratio of net expenses to average net assets (5)	1.75	% (7)	1.73%	1.71%	1.70%	1.70%	1.70%
Ratio of net investment income/(loss) to average net assets (5,6)	0.76	% (7)	0.75%	1.46%	1.00%	(0.07)%	0.16%
Portfolio Turnover Rate	18	% (8)	78%	207%	170%	263%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset amount.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Amount represents less than $0.01

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Investor Class
	Six Months Ended
	March 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net Asset Value, Beginning of Year/Period	$11.23		$10.72	$9.34	$8.84	$11.06	$9.79

Activity from investment operations:
Net investment income/(loss) (1,5)	(0.01)		(0.02)	0.05	0.00 (6)	(0.10)	(0.09)
Net realized and unrealized gain/(loss) on investments & securities sold short	0.01		0.90	1.33	0.50	(1.11)	1.36
Total from investment operations	—	(6)	0.88	1.38	0.50	(1.21)	1.27

Less distributions from:
Net investment income	—		(0.06)	—	—	—	—
Net realized gains	(0.36)		(0.31)	—	—	(1.01)	—
Total distributions	(0.36)		(0.37)	—	—	(1.01)	—

Net Asset Value, End of Year/Period	$10.87		$11.23	$10.72	$9.34	$8.84	$11.06
Total Return (2)	(0.02	)% (8)	8.42%	14.78%	5.66%	(12.50)%	12.97%
Net Assets, At End of Year/Period (000s)	$21,214		$18,941	$17,033	$16,568	$13,064	$9,751

Ratio of gross expenses to average net assets (3,4)	2.89	% (7)	2.86%	2.90%	2.86%	2.92%	2.95%
Ratio of net expenses to average net assets (4)	2.74	% (7)	2.73%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment income/(loss) to average net assets (4,5)	(0.22	)% (7)	(0.20)%	0.49%	0.01%	(1.03)%	(0.83)%
Portfolio Turnover Rate	18	% (8)	78%	207%	170%	263%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	The Teberg Fund
	No-Load Class
	Six Months Ended
	March 31, 2026		Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025	September 30, 2024		March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021
Net Asset Value, Beginning of Year/Period	$27.77		$24.77	$23.22		$16.85	$18.32	$16.99	$10.37

Activity from investment operations:
Net investment loss (1,2)	(0.12)		(0.12)	(0.09)		(0.13)	(0.05)	(0.10)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.93		3.52	1.64		6.50	(1.42)	1.43	6.70
Total from investment operations	0.81		3.40	1.55		6.37	(1.47)	1.33	6.69

Less distributions from:
Net investment income	—		—	—		—	—	—	(0.07)
Net realized gains	(0.03)		(0.40)	—		—	—	—	—
Total distributions	(0.03)		(0.40)	—		—	—	—	(0.07)

Net Asset Value, End of Year/Period	$28.55		$27.77	$24.77		$23.22	$16.85	$18.32	$16.99
Total Return (3)	2.89	% (7)	13.93%	6.68	% (7)	37.80%	(8.02)%	7.83%	64.61%
Net Assets, At End of Year/Period (000s)	$45,699		$46,342	$42,979		$41,078	$32,386	$37,350	$36,101

Ratio of gross expenses to average net assets (4,5)	2.06	% (6)	1.97%	2.12	% (6)	2.18%	2.18%	2.03%	2.16%
Ratio of net expenses to average net assets (5)	1.81	% (6)	1.78%	1.75	% (6)	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets (2,5)	(0.80	)% (6)	(0.48)%	(0.77	)% (6)	(0.69)%	(0.33)%	(0.55)%	(0.04)%
Portfolio Turnover Rate	24.10	% (7)	1.80%	0.17	% (7)	0.48%	0.60%	3.52%	1.13%

*	Effective November 27, 2023, the Fund changed its fiscal year end to September 30.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	The Teberg Fund
	Investor Class
	Six Months Ended
	March 31, 2026		Year Ended	Period* Ended		Period^ Ended
	(Unaudited)		September 30, 2025	September 30, 2024		March 31, 2024
Net Asset Value, Beginning of Year/Period	$27.41		$24.68	$23.22		$22.44

Activity from investment operations:
Net investment income/(loss) (1,2)	(0.24)		(0.34)	(0.13)		0.00	(3)
Net realized and unrealized gain on investments	0.91		3.47	1.59		0.78
Total from investment operations	0.67		3.13	1.46		0.78

Less distributions from:
Net realized gains	(0.03)		(0.40)	—		—

Net Asset Value, End of Year/Period	$28.05		$27.41	$24.68		$23.22
Total Return (4)	2.46	% (5)	12.87%	6.29	% (5)	3.48	% (5)
Net Assets, At End of Year/Period (000s)	$47,714		$27,004	$5,210		$23	(6)

Ratio of gross expenses to average net assets (7,8)	2.79	% (9)	2.70%	2.87	% (9)	2.93	% (9)
Ratio of net expenses to average net assets (8)	2.76	% (9)	2.70%	2.70	% (9)	2.70	% (9)
Ratio of net investment loss to average net assets (2,8)	(1.69	)% (9)	(1.35)%	(1.08	)% (9)	(1.64	)% (9)
Portfolio Turnover Rate	24.10	% (5)	1.80%	0.17	% (5)	0.48	% (5)

^	The Fund’s Investor Class commenced operations on February 29, 2024.

*	Effective November 27, 2023, the Fund changed its fiscal year end to September 30.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount represents less than $0.01.

(4)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Actual net asset amount.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”), Absolute Capital Defender Fund (the “Defender Fund”), and The Teberg Fund (the “Teberg Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Allocator Fund and the Defender Fund is long-term capital appreciation, and the investment objective of the Teberg Fund is to maximize total return (capital appreciation plus income).

The Allocator Fund and the Defender Fund each offer Class A, Institutional Class, and Investor Class shares, which commenced operations on December 18, 2015. The Teberg Fund offers the No-Load Class and Investor Class shares. No-Load Class shares commenced operations on April 1, 2002 and Investor Class shares commenced operations on February 29, 2024. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investor Class, Institutional Class, and No-Load Class shares are offered at net asset value. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

At a meeting of the Audit Committee of the Trust’s Board of Trustees (the “Board”) held on November 27, 2023, the fiscal year end of the Teberg Fund was moved to September 30.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities are valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities, including U.S. government obligation (other than short-term obligations) not traded on an exchange, are valued each day by an independent pricing service approved by the Board based on methods which include consideration of yields or prices of securities of

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Each Fund may hold investments, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Board shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for each Fund’s investments measured at fair value:

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$11,703,660	$—	$—	$11,703,660
Exchange-Traded Funds	42,060,939	—	—	42,060,939
Short-Term Investments	9,788,828	4,669,826	—	14,458,654
Total Investments	$63,553,427	$4,669,826	$—	$68,223,253

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$3,098,024	$—	$—	$3,098,024
Exchange-Traded Funds	16,085,648	—	—	16,085,648
U.S. Government & Agencies	—	2,704,477	—	2,704,477
Short-Term Investments	5,095,653	2,285,234	—	7,380,887
Total Investments	$24,279,325	$4,989,711	$—	$29,269,036

Teberg Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$16,669,998	$—	$—	$16,669,998
Exchange-Traded Funds	72,940,601	—	—	72,940,601
Exchange-Traded Notes	1,675,041	—	—	1,675,041
Short-Term Investment	2,038,886	—	—	2,038,886
Total Investments	$93,324,526	$—	$—	$93,324,526

*	Refer to the Schedules of Investments for classification.

The Funds did not hold any Level 3 securities during the six months ended March 31, 2026.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represent a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – Each Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2022-September 30, 2024 for the Allocator Fund and Defender Fund, the open tax periods ended March 31, 2023-March 31, 2024 and September 30, 2024 for the Teberg Fund, or expected to be taken in each Fund’s September 30, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2026, the Funds did not incur any interest or penalties.

The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2026, the aggregate purchases and sales of investments (excluding short-term investments and U.S. government securities) were:

	Purchases	Sales
Allocator Fund	$9,928,112	$8,825,093
Defender Fund	3,994,931	5,870,403
Teberg Fund	42,406,788	19,619,254

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: A Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, a Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer risk.

●	Management Risk: The net asset value of each Fund changes daily based on the performance of the securities and derivatives in which they invest. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increase the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, international conflicts or civil wars, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the advisor expects.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). First Associated Investment Advisors, Inc. (the “Sub-Advisor”) serves as investment sub-adviser to the Teberg Fund. Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00% for the Allocator and Defender Funds, and 1.25% for the Teberg Fund. Pursuant to the advisory agreement, the Allocator Fund, Defender Fund, and Teberg Fund accrued $322,114, $141,017, and $527,454, respectively, in advisory fees for the six months ended March 31, 2026.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) to the following percentages of average daily net assets through at least February 1, 2027:

	Allocator Fund	Defender Fund	Teberg Fund
Class A	1.95%	2.04%	N/A
Institutional Class	1.70%	1.79%	N/A
Investor Class	2.70%	2.79%	2.79%
No-Load Class	N/A	N/A	1.84%

Prior to February 1, 2026, the expense limitations were as follows for the Defender Fund and the Teberg Fund:

	Defender Fund	Teberg Fund
Class A	1.99%	N/A
Institutional Class	1.74%	N/A
Investor Class	2.74%	2.74%
No-Load Class	N/A	1.79%

Prior to February 1, 2025, the expense limitations were as follows for the Defender Fund and the Teberg Fund:

	Defender Fund	Teberg Fund
Class A	1.95%	N/A
Institutional Class	1.70%	N/A
Investor Class	2.70%	2.70%
No-Load Class	N/A	1.75%

These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. The Board may terminate the Waiver Agreement at any time on 60 days’ written notice to the Advisor. For the six months ended March 31, 2026, the Advisor waived fees and/or reimbursed expenses in the amount of $20,626 and $65,211 for the Defender Fund and Teberg Fund, respectively, pursuant to the Waiver Agreement.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire as follows:

	Defender Fund	Teberg Fund
9/30/2026	$41,165	$—
3/31/2027	$—	$29,418
9/30/2027	$49,691	$78,020
9/30/2028	$33,902	$82,982

During the year ended September 30, 2025, $54,156 of previously waived fees expired unrecouped for the Defender Fund.

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, Investor Class, and No-Load Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets attributable to Class A, Investor Class, and No-Load Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended March 31, 2026, pursuant to the Plans, Allocator Fund’s Class A and Investor Class shares paid $3,601 and $296,467, respectively; Defender Fund’s Class A and Investor Class shares paid $3,423 and $99,332, respectively; and Teberg Fund’s Investor Class and No-Load Class shares paid $184,388 and $59,394, respectively.

The Distributor acts as the Funds’ principal underwriter in the continuous public offering of each Fund’s Class A, Institutional Class, Investor Class, and No-Load Class shares. During the six months ended March 31, 2026, the Distributor received $435 in underwriting commissions for the sales of Class A shares for the Allocator Fund, of which $63 was retained by the principal underwriter. The Distributor received $225 in underwriting commissions for the sales of Class A shares for the Defender Fund, of which $31 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Allocator Fund	$60,907,033	$7,651,692	$(335,472)	$7,316,220
Defender Fund	26,641,506	2,755,770	(128,240)	2,627,530
Teberg Fund	66,021,108	29,017,492	(1,714,074)	27,303,418

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended September 30, 2025 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2025	Income	Capital Gains	Capital	Total
Absolute Capital Asset Allocator Fund	$238,422	$1,512,501	$—	$1,750,923
Absolute Capital Defender Fund	205,281	725,217	—	930,498
The Teberg Fund	—	837,786	—	837,786

There were no Fund distributions paid for the year or period ended September 30, 2024 for the Funds, or for the period ended March 31, 2024 for the Teberg Fund.

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Net Investment Income	Undistributed Lang-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
Absolute Capital Asset Allocator Fund	—	1,480,293	(207,666)	—	—	7,914,380	9,187,007
Absolute Capital Defender Fund	246,899	277,541	—	—	—	3,281,660	3,806,100
The Teberg Fund	—	99,353	(360,361)	—	—	38,607,237	38,346,229

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Absolute Capital Asset Allocator Fund	$207,666
Absolute Capital Defender Fund	—
The Teberg Fund	360,361

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) the book/tax basis treatment of adjustments for net operating losses, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025, as follows:

	Paid In	Accumulated
	Capital	Earnings
Absolute Capital Asset Allocator Fund	$(44,448)	$44,448
Absolute Capital Defender Fund	—	—
The Teberg Fund	(199,122)	199,122

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2026, beneficial ownership in excess of 25% was as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Allocator Fund	National Financial Services LLC	64%
Defender Fund	National Financial Services LLC	55%
Teberg Fund	National Financial Services LLC	41%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Absolute Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462, by visiting www.abscapfunds.com, or by referring to the Securities Exchange Commission’s website at http://www.sec.gov.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Ultimus Fund Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)
/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	6/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	6/5/26

By (Signature and Title)
/s/ Rich Gleason
Rich Gleason, Treasurer/Principal Financial Officer

Date	6/5/26